Shareholder Report, Line Graph (Details) 194921_Aristotle Value Equity Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 24,030	$ 23,884	$ 19,253	$ 20,272	$ 19,226	$ 11,648	$ 12,959	$ 12,694	$ 11,179	$ 10,000	$ 26,021
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	29,998	27,712	21,336	23,123	19,995	12,788	13,748	12,555	11,014	10,000	$ 35,339
Russell 1000 Value Capped Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Capped Total Return
Accumulated Value	$ 21,755	$ 20,298	$ 16,877	$ 17,938	$ 16,063	$ 10,291	$ 12,424	$ 11,757	$ 10,993	$ 10,000	$ 25,207